Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 31,354,814	$ 39,946,538
Collectively Evaluated For Impairment	340,030,222	366,314,175
Total	371,385,036	406,260,713
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	4,838,236	4,500,902
Collectively Evaluated For Impairment	78,166,246	86,176,723
Total	83,004,482	90,677,625
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	275,491	322,588
Collectively Evaluated For Impairment	51,930,410	56,272,505
Total	52,205,901	56,595,093
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	19,775	7,853
Collectively Evaluated For Impairment	7,755,323	8,056,048
Total	7,775,098	8,063,901
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	26,221,312	35,115,195
Collectively Evaluated For Impairment	202,178,243	215,808,899
Total	$ 228,399,555	$ 250,924,094